INSTITUTIONAL SHARES | NORTHPOINTE SMALL CAP GROWTH FUND
NORTHPOINTE SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The investment objective of the NorthPointe Small Cap Growth Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	INSTITUTIONAL SHARES NORTHPOINTE SMALL CAP GROWTH FUND
Redemption Fee (as a percentage of amount redeemed or exchanged, if redeemed or exchanged within 90 days of purchase)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES NORTHPOINTE SMALL CAP GROWTH FUND
Management Fees		1.00%
Shareholder Servicing Fees		0.25%
Other Expenses	[1]	2.07%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		3.33%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
INSTITUTIONAL SHARES NORTHPOINTE SMALL CAP GROWTH FUND	336	1,024

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small-cap companies to be those whose market capitalization is similar to the companies included in the Russell 2000(R) Growth Index. As of December 31, 2012, market capitalizations of companies included in the Russell 2000(R) Growth Index ranged from $28 million to $4.7 billion. The Fund generally invests in securities of domestic companies. The Fund may also invest in real estate investment trusts ("REITs") of both domestic and foreign issuers, as well as foreign securities and American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

In pursuing a growth style of investing, the Fund invests primarily in common stock of smaller, emerging growth companies in the United States that may be undiscovered in an attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. "Undiscovered" companies are those companies in the early stages of growth that have not yet reached the height of their earnings potential and therefore are not as sought after in the current market as other securities, but have a rate of growth that may make them an attractive investment for the Fund. NorthPointe Capital, LLC (the "Adviser") focuses on securities that exhibit some or all of the following characteristics: development of new products, technologies or markets; high quality balance sheet; above average earnings growth; attractive valuation and strong management team.

Although the Adviser looks for companies with the potential for strong earnings growth rates, some of the Fund's investments may be in companies that are experiencing losses. There is no limit on the length of operating history for the companies in which the Fund may invest.

The Adviser considers selling a security when: a company's fundamentals change from the time of original investment; the valuation measures deteriorate to where other attractive stocks are available more cheaply; a company's financial stability weakens; management's actions are not in the shareholders' best interests and market capitalization reaches twice the security's market capitalization at the time of initial purchase.

The Fund may invest without limit in initial public offerings ("IPOs") of small capitalization companies, although the Fund's access to such IPOs may be limited and their impact on the Fund's performance would be uncertain.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INVESTMENT STYLE RISK -- The Fund pursues a "growth style" of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, EDRs or GDRs, which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

INITIAL PUBLIC OFFERING RISK -- Availability of initial public offerings ("IPOs") may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

REIT RISK --REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in the Prospectus.

PERFORMANCE INFORMATION

The Fund has not commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.